General and administrative (Tables)	12 Months Ended
Dec. 31, 2017
General and administrative
Schedule of general and administrative expenses

	For the year ended December 31,
	2015	2016	2017
	(in thousands)
Wages and salaries	18,115	18,519	20,177
Share-based compensation	6,471	4,801	5,225
Communication and support costs	4,008	3,521	3,773
Rental and building maintenance	3,230	3,038	3,511
Professional advisors	1,439	1,225	1,096
Legal	2,085	2,176	4,761
Audit & review	1,111	988	1,029
Depreciation	4,858	5,034	4,104
Travel expenses	725	623	709
Other	5,216	3,597	4,732

Total general and administrative	47,258	43,522	49,117